INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 USD ($)	Nov. 30, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Apr. 30, 2013
Schedule of Equity Method Investments [Line Items]
Proceeds from Equity Method Investment, Dividends or Distributions	$ 0		$ 2,408		$ 0
Equity method investment remaining percentage			80.00%	80.00%
Other than Temporary Impairment Losses, Investments			$ 325	¥ 2,000
Equity Method Investment Less Impairment ,At Cost	13,022		13,228
Payments for (Proceeds from) Investments, Total	$ (80)		0		0
China Techenergy Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.00%
Proceeds from Equity Method Investment, Dividends or Distributions			$ 2,408
Equity Method Investment Less Impairment ,At Cost							$ 9,752	¥ 60,000
China Techenergy Co., Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Additional Cash Injection By Entity							$ 3,901	¥ 24,000
Southcon Development Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	30.00%		30.00%						30.00%
Equity Method Investment Less Impairment ,At Cost	$ 238		$ 280
Heilongjiang Ruixing Technology Co. [Member]
Schedule of Equity Method Investments [Line Items]
Cost Method Investment Dividends			$ 196		$ 834
Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Cost Method Investment Ownership Percentage	20.00%		20.00%
Cost Method Investment Dividends	$ 249
New Huake Electronic Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage						37.50%
Payments for (Proceeds from) Investments, Total	$ 80	¥ 490